CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Apr. 03, 2014	Feb. 27, 2014	Dec. 16, 2008	Dec. 15, 2008	Oct. 08, 2003
Current assets:
Accounts receivable, net of allowance for doubtful accounts	$ 22,637,451	$ 23,184,239
Prepaid expenses and other current assets	10,179,811	8,730,124
Accounts receivable, net of allowance for doubtful accounts	1,196,747	1,488,251
Property and equipment, net	19,690,779	$ 13,373,950
Cost method investments	3,695,946
Other non-current assets	8,178,969	$ 4,369,889
Current liabilities:
Accounts payable	679,549	319,138
Income taxes payable	8,669,015	5,394,036
Accrued expenses and other current liabilities	12,294,473	8,439,410
Other non-current liabilities	$ 1,437,238	$ 1,637,756
Ordinary shares
Ordinary shares, par value					$ 0.001			$ 0.001
Authorized					1,000,000,000	90,000,000	9,000,000	90,000,000
Issued						13,580,000	1,358,000
Outstanding				50,657,389		13,580,000	1,358,000
Common Class A [Member]
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000			860,000,000
Issued	44,914,538	23,712,758
Outstanding	43,988,425	23,712,758		16,800,000
Treasury shares	926,113
Common Class B [Member]
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000			40,000,000
Issued	10,574,896	28,733,024
Outstanding	10,574,896	28,733,024		33,857,389
VIE [Member]
Current assets:
Cash	$ 160,614	$ 243,292
Prepaid expenses and other current assets	153	25,166
Property and equipment, net	2,709	$ 19,582
Cost method investments	2,771,960
Other non-current assets	40,917
Current liabilities:
Income taxes payable	575,480	$ 616,515
Accrued expenses and other current liabilities	137,408	103,231
Other non-current liabilities	$ 41,145	$ 43,664